Initial Public Offering (Tables)	12 Months Ended
Mar. 31, 2025
Initial Public Offering [Abstract]
Schedule of Common Stock Subject to Possible Redemption

As of March 31, 2025 and 2024, the common stock subject to possible redemption reflected on the balance sheet is reconciled in the following table:

Common stock subject to possible redemption, March 31, 2023	$59,544,769
Redemption of common stock	(8,157,801)
Plus:
Subsequent accretion of carrying value to redemption value	4,039,650
Common stock subject to possible redemption, March 31, 2024	55,426,618
Redemption of common stock	(38,044,345)
Plus:
Subsequent accretion of carrying value to redemption value	1,625,328
Common stock subject to possible redemption, March 31, 2025	$19,007,601